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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000
                                               -------------

Check here if Amendment [ ]; Amendment Number:_______________
This Amendment:  (Check only one:):         [ ] is a restatement
                                            [ ] adds new holdings entries

Institutional Investment manager Filing this Report:

Name:      Michael Larson
           --------------
Address:   2365 Carillon Point
           -------------------
           Kirkland, WA 98033
           ------------------

Form 13F File number:  28-05147
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:    Michael Larson
         --------------
Title:   Reporting Manager
         -----------------
Phone:   (425) 803-0720
         --------------

Signature, Place, and Date of Signing

/s/ Michael Larson                 Kirkland, Washington         August 14, 2000
--------------------------         --------------------         ---------------
      [Signature]                     [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                  Form 13F File Number               Name

                  28-__________________              __________________
                  [Repeat as necessary.]

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
Form 13F Information Table Entry Value:     *
Form 13F Information Table Value Total:     $*
                                            (thousands)

* PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.      Form 13F File Number           Name

         1        28-05149                       Cascade Investment L.L.C.

         [Repeat as necessary.]


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
                                                      FORM 13F INFORMATION TABLE*


                                                                          AMOUNT AND TYPE                        VOTING AUTHORITY
                                                                            OF SECURITY
      NAME OF ISSUER            TITLE OF CLASS    CUSIP VALUE (X$1000)    SHARES/PRN  SH/   INVESTMENT   OTHER   SOLE  SHARED   NONE
      --------------            --------------    ----- --------------    ---------- -----  ----------  ------   ----  ------   ----
                                                                            AMOUNT    PRN   DISCRETION  MANAGERS
                                                                            ------    ---   ----------  --------
AVISTA CORP                       COMMON STOCK  05379B107       31,170     1,787,500  SH        YES       N/A    YES
CASTLE & COOKE, INC.              COMMON STOCK  148433105       20,734     1,073,600  SH        YES       N/A    YES
ICOS CORP                         COMMON STOCK  449295104      221,127     5,025,619  SH        YES       N/A    YES
NEWPORT NEWS SHIPBUILDING         COMMON STOCK  652228107       94,187     2,562,900  SH        YES       N/A    YES
OTTER TAIL POWER COMPANY          COMMON STOCK  689648103       25,230     1,201,400  SH        YES       N/A    YES
PAN AMERN SILVER CORP             COMMON STOCK  697900108       10,531     2,905,000  SH        YES       N/A    YES
REPUBLIC SVCS INC                 COMMON STOCK  760759100      221,824    13,864,000  SH        YES       N/A    YES
SCHNITZER STL INDS INC            COMMON STOCK  806882106        9,560       602,200  SH        YES       N/A    YES
WARNER CHILCOTT PLC              SPONSORED ADR  934435207       33,029     1,484,441  SH        YES       N/A    YES
WISCONSIN CENTRAL TRANSPORTATION  COMMON STOCK  976592105       46,804     3,600,300  SH        YES       N/A    YES

*PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.


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